John M. McCann Director, Associate General Counsel Advocacy & Oversight 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 JMccann@tiaa.org Tel: (704) 988.6543 Fax: (704) 988.1615

September 23, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post-Effective Amendment No.96 to the above-captioned registration statement on Form N-1A (“Amendment No. 96”), including exhibits. The main purpose of Amendment No.96 is to make the initial 485A filing needed to launch a new series, the International Small-Cap Equity Fund.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-6543.

Sincerely,

/s/ John M. McCann
John M. McCann